Schedule of Future Operating Lease Income and Future Lease Payments (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Future Operating lease income 2023	$ 49,000	$ 68,000
Future Lease payments 2023
Future Operating lease income 2024	36,000	36,000
Future Lease payments 2024
Future Operating lease income Total	85,000	104,000
Future Lease payments Total